AB Municipal Income Fund, Inc.

AB National Portfolio

Portfolio of Investments

August 31, 2024 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 99.0%
Long-Term Municipal Bonds – 98.4%
Alabama – 2.7%
Black Belt Energy Gas District (Goldman Sachs Group, Inc. (The)) Series 2023-C 5.50%, 10/01/2054	$5,000	$5,508,180
Series 2023-D 5.435% (SOFR + 1.85%), 06/01/2049(a)	5,000	5,144,450
Black Belt Energy Gas District (Pacific Mutual Holding Co.) Series 2024-C 5.00%, 05/01/2055	2,000	2,149,265
County of Jefferson AL Series 2017 5.00%, 09/15/2033	1,000	1,037,651
County of Jefferson AL Sewer Revenue Series 2024 5.50%, 10/01/2053	1,000	1,092,194
Energy Southeast A Cooperative District (Morgan Stanley) Series 2023-A 5.635% (SOFR + 2.05%), 11/01/2053(a)	2,000	2,032,236
Series 2023-B 5.785% (SOFR + 2.20%), 04/01/2054(a)	3,000	3,078,004
Series 2024-B 5.25%, 07/01/2054	2,000	2,173,475
Homewood Educational Building Authority (CHF - Horizons II LLC) Series 2024 5.50%, 10/01/2049	250	269,722
5.50%, 10/01/2054	250	267,726
Infirmary Health System Special Care Facilities Financing Authority of Mobile (Infirmary Health System Obligated Group) Series 2016 5.00%, 02/01/2036	2,500	2,540,076
Lower Alabama Gas District (The) (Goldman Sachs Group, Inc. (The)) Series 2020 4.00%, 12/01/2050	11,135	11,187,552
Mobile County Industrial Development Authority (ArcelorMittal SA) Series 2024 5.00%, 06/01/2054	2,000	2,078,651
Southeast Alabama Gas Supply District (The) (Pacific Mutual Holding Co.) Series 2024-A 5.00%, 08/01/2054	2,500	2,695,191
Southeast Energy Authority A Cooperative District (Goldman Sachs Group, Inc. (The)) Series 2022-B 5.00%, 05/01/2053	1,000	1,045,591
Southeast Energy Authority A Cooperative District (Morgan Stanley) Series 2021-B 4.00%, 12/01/2051	2,000	2,003,036
Series 2022-A 6.005% (SOFR + 2.42%), 01/01/2053(a)	2,000	2,113,494

	Principal Amount (000)	U.S. $ Value

Southeast Energy Authority A Cooperative District (Royal Bank of Canada) Series 2023-B 5.00%, 01/01/2054	$2,000	$2,129,011
Southeast Energy Authority A Cooperative District (Sumitomo Mitsui Financial Group, Inc.) Series 2023-A 5.25%, 01/01/2054	4,000	4,260,629

		52,806,134

American Samoa – 0.1%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2015-A 6.625%, 09/01/2035	325	332,853
Series 2018 7.125%, 09/01/2038(b)	1,490	1,616,004

		1,948,857

Arizona – 3.9%
Arizona Health Facilities Authority (HonorHealth Obligated Group) Series 2014-A 5.00%, 12/01/2033	9,175	9,215,863
5.00%, 12/01/2034	3,440	3,455,321
Arizona Industrial Development Authority (AZIDA 2019-2) Series 2019-2, Class A 3.625%, 05/20/2033	4,913	4,746,254
Arizona Industrial Development Authority (KIPP Nashville Obligated Group) Series 2022-A 5.00%, 07/01/2062	1,575	1,595,884
Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2020 7.75%, 07/01/2050(c) (d) (e)	3,725	149,000
Chandler Industrial Development Authority (Intel Corp.) Series 2022 5.00%, 09/01/2052	2,000	2,058,503
Series 2024 4.00%, 06/01/2049	8,000	8,099,518
City of Glendale AZ (City of Glendale AZ COP) Series 2021 2.222%, 07/01/2030	2,000	1,800,006
2.742%, 07/01/2035	2,000	1,694,176
2.842%, 07/01/2036	2,000	1,679,540
City of Tempe AZ (City of Tempe AZ COP) Series 2021 2.071%, 07/01/2032	1,000	843,617
2.521%, 07/01/2036	2,500	1,997,186

	Principal Amount (000)	U.S. $ Value

Industrial Development Authority of the City of Phoenix Arizona (The) (AZ GFF Tiyan LLC Lease) Series 2014 5.00%, 02/01/2029	$2,000	$1,977,935
Industrial Development Authority of the County of Pima (The) (Edkey, Inc. Obligated Group) Series 2020 5.00%, 07/01/2040(b)	1,355	1,344,691
Industrial Development Authority of the County of Pima (The) (La Posada at Park Centre Inc Obligated Group) Series 2022 5.125%, 11/15/2029(b)	1,000	1,009,684
Industrial Development Authority of the County of Pima (The) (La Posada at Park Centre, Inc. Obligated Group) Series 2022 7.00%, 11/15/2057(b)	1,000	1,088,223
Maricopa County Industrial Development Authority (Commercial Metals Co.) Series 2022 4.00%, 10/15/2047(b)	1,670	1,509,248
Maricopa County Industrial Development Authority (HonorHealth Obligated Group) Series 2024-D 5.00%, 12/01/2042(f)	1,225	1,347,251
Maricopa County Industrial Development Authority (Morrison Education Group Obligated Group) Series 2024-A 6.75%, 07/01/2063(b)	1,000	1,052,829
Maricopa County Special Health Care District Series 2018-C 5.00%, 07/01/2034	1,000	1,067,199
5.00%, 07/01/2035	6,000	6,394,156
5.00%, 07/01/2036	7,800	8,273,519
Salt River Project Agricultural Improvement & Power District Series 2023-A 5.00%, 01/01/2050	10,000	10,869,254
Sierra Vista Industrial Development Authority (American Leadership Academy, Inc.) Series 2023 5.75%, 06/15/2058(b)	1,000	1,025,073
Tempe Industrial Development Authority (Mirabella at ASU, Inc.) Series 2017-A 6.00%, 10/01/2037(b)	1,200	870,542

		75,164,472

Arkansas – 0.1%
Arkansas Development Finance Authority (Hybar LLC) Series 2024 7.375%, 07/01/2048(b)	1,100	1,218,307

	Principal Amount (000)	U.S. $ Value

Arkansas Development Finance Authority (United States Steel Corp.) Series 2022 5.45%, 09/01/2052	$500	$525,624

		1,743,931

California – 13.2%
Alameda Corridor Transportation Authority Series 2022-A 5.35%, 10/01/2048(g)	4,000	2,359,167
AGM Series 2024 Zero Coupon, 10/01/2053	2,000	492,901
ARC70 II TRUST Series 2023 4.84%, 04/01/2065(e) (h)	4,766	4,554,046
Burbank-Glendale-Pasadena Airport Authority Brick Campaign AGM Series 2024-B 4.375%, 07/01/2049	5,000	5,015,838
4.50%, 07/01/2054	2,250	2,261,467
California Community Choice Financing Authority (American International Group, Inc.) Series 2023-D 5.50%, 05/01/2054	5,000	5,356,847
California Community Choice Financing Authority (Deutsche Bank AG) Series 2023 5.25%, 01/01/2054	8,660	9,290,012
California Community Choice Financing Authority (Goldman Sachs Group, Inc. (The)) Series 2023 5.25%, 11/01/2054	2,745	2,959,320
California Community Choice Financing Authority (Morgan Stanley) Series 2023 5.215% (SOFR + 1.63%), 07/01/2053(a)	2,000	2,004,539
5.255% (SOFR + 1.67%), 02/01/2054(a)	2,000	2,024,479
Series 2024 5.00%, 05/01/2054	2,000	2,165,304
California Community Choice Financing Authority (Apollo Global Management, Inc.) Series 2024 5.00%, 01/01/2055	5,000	5,392,116
California Community Housing Agency (California Community Housing Agency Aster Apartments) Series 2021-A 4.00%, 02/01/2056(b)	2,000	1,779,697
California Community Housing Agency (California Community Housing Agency Brio Apartments & Next on Lex Apartments) Series 2021 4.00%, 02/01/2056(b)	5,000	4,273,658
California Community Housing Agency (California Community Housing Agency Fountains at Emerald Park) Series 2021 3.00%, 08/01/2056(b)	1,000	749,757
4.00%, 08/01/2046(b)	990	860,017

	Principal Amount (000)	U.S. $ Value

California Community Housing Agency (California Community Housing Agency Summit at Sausalito Apartments) Series 2021 3.00%, 02/01/2057(b)	$1,000	$723,527
California Community Housing Agency (California Community Housing Agency Twin Creek Apartments) Series 2022-A 4.50%, 08/01/2052(b)	2,000	1,651,595
California County Tobacco Securitization Agency (Los Angeles County Securitization Corp.) Series 2020-A 4.00%, 06/01/2035	1,300	1,330,075
California Educational Facilities Authority (Chapman University) Series 2015 5.00%, 04/01/2045	4,000	4,016,340
California Enterprise Development Authority (County of Riverside CA Lease) Series 2024 5.00%, 11/01/2036	2,000	2,330,878
California Housing Finance Agency Series 2019-2, Class A 4.00%, 03/20/2033	544	560,239
Series 2021-1, Class A 3.50%, 11/20/2035	948	921,819
Series 2021-2, Class A 3.75%, 03/25/2035	4,807	4,882,183
Series 2021-2, Class X 0.82%, 03/25/2035(i)	2,404	109,250
Series 2021-3, Class A 3.25%, 08/20/2036	957	907,019
Series 2021-3, Class X 0.79%, 08/20/2036(i)	2,201	110,564
California Infrastructure & Economic Development Bank (DesertXpress Enterprises LLC) Series 2024 8.00%, 01/01/2050(b)	1,500	1,514,356
California Municipal Finance Authority (CHF-Riverside II LLC) Series 2019 5.00%, 05/15/2035	1,000	1,070,495
5.00%, 05/15/2036	1,215	1,295,171
5.00%, 05/15/2037	1,000	1,064,004
5.00%, 05/15/2038	2,250	2,385,854
5.00%, 05/15/2041	915	959,196
California Municipal Finance Authority (LAX Integrated Express Solutions LLC) Series 2018 5.00%, 12/31/2035	4,300	4,451,394
5.00%, 12/31/2036	3,910	4,038,314
5.00%, 12/31/2043	12,250	12,475,514

	Principal Amount (000)	U.S. $ Value

California Pollution Control Financing Authority (Poseidon Resources Channelside LP) Series 2012 5.00%, 07/01/2037(b)	$5,795	$5,811,199
California School Finance Authority (Equitas Academy Obligated Group) Series 2018-A 5.00%, 06/01/2041(b)	3,090	3,072,438
California State Public Works Board (State of California Department of General Services Lease) Series 2024 5.00%, 04/01/2043	5,255	5,932,172
California State University Series 2021-B 2.374%, 11/01/2035	2,000	1,608,695
California Statewide Communities Development Authority (Loma Linda University Medical Center) Series 2016-A 5.00%, 12/01/2041(b)	1,400	1,418,757
Series 2018-A 5.50%, 12/01/2058(b)	1,090	1,125,486
City of Los Angeles CA Wastewater System Revenue Series 2013-A 5.00%, 06/01/2033	9,310	9,318,271
City of Los Angeles Department of Airports Series 2022 3.25%, 05/15/2049	1,000	811,211
5.25%, 05/15/2047	5,000	5,339,081
CMFA Special Finance Agency (CMFA Special Finance Agency Enclave) Series 2022-A 4.00%, 08/01/2058(b)	2,000	1,621,496
CMFA Special Finance Agency (CMFA Special Finance Agency Solana at Grand) Series 2021-A 4.00%, 08/01/2056(b)	1,000	904,424
CMFA Special Finance Agency VIII Elan Huntington Beach Series 2021 3.00%, 08/01/2056(b)	4,000	2,880,581
4.00%, 08/01/2047(b)	885	786,997
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 1818 Platinum Triangle-Anaheim) Series 2021 3.25%, 04/01/2057(b)	1,000	760,475
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 777 Place-Pomona) Series 2021 3.25%, 05/01/2057(b)	1,000	715,683
4.00%, 05/01/2057(b)	2,000	1,467,717

	Principal Amount (000)	U.S. $ Value

CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Acacia on Santa Rosa Creek) Series 2021 4.00%, 10/01/2056(b)	$2,000	$1,792,939
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Millennium South Bay-Hawthorne) Series 2021 3.25%, 07/01/2056(b)	1,000	723,417
4.00%, 07/01/2058(b)	1,000	712,608
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Oceanaire Apartments) Series 2021 4.00%, 09/01/2056(b)	1,000	799,163
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Park Crossing Apartments) Series 2021 3.25%, 12/01/2058(b)	1,500	1,061,799
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Pasadena Portfolio) Series 2021 3.00%, 12/01/2056(b)	1,480	1,046,690
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority The Crescent) Series 2022 4.30%, 07/01/2059(b)	2,000	1,757,510
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Union South Bay) Series 2021-A2 4.00%, 07/01/2056(b)	3,300	2,708,096
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Vineyard Gardens Apartments) Series 2021 3.25%, 10/01/2058(b)	1,245	893,262
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Waterscape Apartments) Series 2021-A 3.00%, 09/01/2056(b)	2,000	1,444,940
Golden State Tobacco Securitization Corp. Series 2021 3.85%, 06/01/2050	1,855	1,749,331
Series 2021-B Zero Coupon, 06/01/2066	13,860	1,611,960
Hastings Campus Housing Finance Authority Series 2020-A 5.00%, 07/01/2061(b)	1,000	919,135
Los Angeles Unified School District/CA Series 2024-A 5.00%, 07/01/2031	10,000	11,605,728

	Principal Amount (000)	U.S. $ Value

Manteca Unified School District (Manteca Unified School District CFD No. 89-1) NATL Series 2001 Zero Coupon, 09/01/2031	$11,910	$9,153,876
Morongo Band of Mission Indians (The) Series 2018-A 5.00%, 10/01/2042(b)	4,500	4,547,735
Port of Los Angeles Series 2014-A 5.00%, 08/01/2034	5,790	5,796,213
Sacramento County Water Financing Authority (Sacramento County Water Agency) NATL Series 2007-B 4.327% (CME Term SOFR 3 Month + 0.57%), 06/01/2039(a)	8,075	7,452,379
San Diego County Regional Airport Authority Series 2023 5.00%, 07/01/2043	11,080	11,863,249
San Diego Unified School District/CA Series 2023 4.00%, 07/01/2053	2,000	1,987,010
San Francisco Intl Airport Series 2019-A 5.00%, 05/01/2044	17,000	17,548,563
Series 2023-E 5.25%, 05/01/2035	5,000	5,643,683
Series 2024 5.00%, 05/01/2039	3,400	3,721,897
State of California Series 2023 5.00%, 09/01/2043	5,000	5,619,115
5.25%, 09/01/2053	5,000	5,613,930
6.00%, 03/01/2033	1,000	1,108,898
Series 2024 4.00%, 08/01/2049(f)	1,700	1,701,852
Tobacco Securitization Authority of Northern California (Sacramento County Tobacco Securitization Corp.) Series 2021 Zero Coupon, 06/01/2060	1,200	201,114
University of California Series 2024-B 5.00%, 05/15/2026	1,495	1,562,052

		254,259,779

Colorado – 1.4%
Centerra Metropolitan District No. 1 Series 2022 6.50%, 12/01/2053	1,000	1,034,137
City & County of Denver CO Airport System Revenue Series 2022-A 5.00%, 11/15/2033	1,000	1,101,648
Series 2023-B 5.25%, 11/15/2034	3,275	3,728,106

	Principal Amount (000)	U.S. $ Value

Colorado Educational & Cultural Facilities Authority (Ascent Classical Academy Charter Schools, Inc.) Series 2024 5.50%, 04/01/2044(b)	$1,660	$1,729,001
Colorado Health Facilities Authority (CommonSpirit Health) Series 2019-A 5.00%, 08/01/2044	1,675	1,740,360
Colorado Health Facilities Authority (Intermountain Healthcare Obligated Group) Series 2024-A 5.00%, 05/15/2054	5,000	5,286,144
Colorado Health Facilities Authority (Sanford Obligated Group) Series 2019-A 5.00%, 11/01/2044	1,000	1,049,849
Colorado State Education Loan Program Series 2024-A 5.00%, 06/30/2025	3,000	3,055,056
Douglas County Housing Partnership (Bridgewater Castle Rock ALF LLC) Series 2021 5.375%, 01/01/2041(c) (d) (e)	2,500	1,875,000
E-470 Public Highway Authority Series 2024-B 4.335% (SOFR + 0.75%), 09/01/2039(a)	2,000	2,002,736
Johnstown Plaza Metropolitan District Series 2022 4.25%, 12/01/2046	1,128	1,025,167
Park Creek Metropolitan District Series 2015-A 5.00%, 12/01/2034	1,300	1,327,246
Platte River Metropolitan District Series 2023-A 6.50%, 08/01/2053(b)	629	654,111
Sterling Ranch Community Authority Board (Sterling Ranch Metropolitan District No. 3) Series 2022 6.50%, 12/01/2042	1,175	1,255,459

		26,864,020

Connecticut – 1.1%
Connecticut State Health & Educational Facilities Authority (Yale University) Series 2023-A 2.80%, 07/01/2048	6,175	6,170,260
State of Connecticut Series 2015-B 5.00%, 06/15/2032	2,350	2,381,169
Series 2015-F 5.00%, 11/15/2030	2,000	2,045,265
5.00%, 11/15/2031	2,500	2,552,609
State of Connecticut Special Tax Revenue Series 2023-A 5.25%, 07/01/2042	7,000	8,024,840

		21,174,143

	Principal Amount (000)	U.S. $ Value

Delaware – 0.0%
Delaware State Economic Development Authority (Newark Charter School, Inc.) Series 2016 5.00%, 09/01/2046	$550	$555,054

District of Columbia – 1.3%
District of Columbia Income Tax Revenue Series 2024-A 5.00%, 10/01/2036	10,500	12,359,729
Metropolitan Washington Airports Authority Aviation Revenue Series 2018-A 5.00%, 10/01/2038	2,630	2,740,978
Series 2021-A 5.00%, 10/01/2046	10,000	10,452,718

		25,553,425

Florida – 4.9%
Align Affordable Housing Bond Fund LP (SHI - Lake Worth LLC) Series 2021 3.25%, 12/01/2051(b)	3,000	2,716,633
Bexley Community Development District Series 2016 4.70%, 05/01/2036	1,750	1,755,462
Cape Coral Health Facilities Authority (Gulf Care, Inc. Obligated Group) Series 2015 5.875%, 07/01/2040(b)	1,000	744,397
Capital Trust Agency, Inc. (Educational Growth Fund LLC) Series 2021 Zero Coupon, 07/01/2061(b)	5,000	352,587
5.00%, 07/01/2056(b)	3,000	2,920,571
Capital Trust Agency, Inc. (Team Success A School of Excellence, Inc.) Series 2020 4.25%, 06/01/2030(b)	1,585	1,547,021
City of Lakeland FL (Lakeland Regional Health Systems Obligated Group) Series 2024 5.00%, 11/15/2044	2,000	2,186,399
City of Tampa FL (State of Florida Cigarette Tax Revenue) Series 2020-A Zero Coupon, 09/01/2038	1,000	552,769
County of Broward FL Airport System Revenue Series 2019-C 2.384%, 10/01/2026	5,500	5,287,295
County of Miami-Dade FL Aviation Revenue Series 2015-A 5.00%, 10/01/2038	4,300	4,342,491
Series 2019-A 5.00%, 10/01/2049	2,500	2,554,450
Series 2024-A 5.00%, 10/01/2036	10,000	10,940,774

	Principal Amount (000)	U.S. $ Value

County of Miami-Dade FL Aviation Revenue (Pre-refunded - US Treasuries) Series 2014-A 5.00%, 10/01/2033	$1,700	$1,704,498
County of Palm Beach FL (Provident Group - LU Properties II LLC) Series 2024 8.50%, 06/01/2033	100	102,467
County of Palm Beach FL (Provident Group - LU Properties LLC) Series 2024 6.00%, 06/01/2044	1,000	1,002,819
6.125%, 06/01/2054	1,000	983,082
County of Pasco FL (H Lee Moffitt Cancer Center & Research Institute Obligated Group) Series 2023 5.00%, 07/01/2030(b)	10,000	10,964,702
Escambia County Housing Finance Authority (4900 S. Rio Grande Avenue LP) Series 2023-A 6.88%, 11/01/2053(b)	220	243,866
Series 2023-B 6.45%, 05/01/2027(b)	605	623,579
Florida Development Finance Corp. (Assistance Unlimited, Inc.) Series 2022 6.00%, 08/15/2057(b)	1,000	1,007,495
Florida Development Finance Corp. (Brightline Trains Florida LLC) Series 2024 5.00%, 07/01/2037	1,000	1,043,977
AGM Series 2024 5.25%, 07/01/2047	5,000	5,282,627
Florida Development Finance Corp. (Mater Academy, Inc.) Series 2020-A 5.00%, 06/15/2050	1,000	1,006,997
Florida Development Finance Corp. (Seaside School Consortium, Inc.) Series 2022 6.00%, 06/15/2057	1,000	1,068,009
Florida Higher Educational Facilities Financial Authority (Nova Southeastern University, Inc.) Series 2016 5.00%, 04/01/2032	1,125	1,147,022
Florida State Board of Governors (Florida State University Athletics Association, Inc.) BAM Series 2024-A 5.00%, 10/01/2042	3,000	3,351,770
Greater Orlando Aviation Authority Series 2017-A 5.00%, 10/01/2031	1,200	1,249,062
Halifax Hospital Medical Center (Halifax Hospital Medical Center Obligated Group) Series 2016 5.00%, 06/01/2036	2,190	2,220,381
Series 2024 5.25%, 06/01/2054	2,155	2,329,220

	Principal Amount (000)	U.S. $ Value

Hillsborough County Aviation Authority Series 2024 5.50%, 10/01/2054	$2,000	$2,200,592
Hillsborough County Industrial Development Authority (BayCare Obligated Group) Series 2024-C 4.125%, 11/15/2051(f)	2,000	1,941,481
JEA Water & Sewer System Revenue Series 2024-A 5.00%, 10/01/2043	1,000	1,116,576
Lee County Industrial Development Authority/FL (Shell Point Obligated Group) Series 2024 4.375%, 11/15/2029	1,500	1,506,241
Marshall Creek Community Development District Series 2016 6.32%, 05/01/2045	110	110,735
Marshall Creek Community Development District (Marshall Creek Community Development District 2002A) Series 2017 5.00%, 05/01/2032	1,180	1,180,542
Miami-Dade County Expressway Authority Series 2014-B 5.00%, 07/01/2031	3,750	3,754,156
North Broward Hospital District Series 2017-B 5.00%, 01/01/2035	5,230	5,453,824
Orange County Health Facilities Authority (Presbyterian Retirement Communities, Inc. Obligated Group) Series 2023 4.00%, 08/01/2042	1,000	957,109
Polk County Industrial Development Authority (Mineral Development LLC) Series 2020 5.875%, 01/01/2033(b)	950	850,695
Sarasota County Health Facilities Authority (Village On the Isle) Series 2017-A 5.00%, 01/01/2042	1,100	1,105,247
St. Johns County Industrial Development Authority (Presbyterian Retirement Communities, Inc. Obligated Group) Series 2020 4.00%, 08/01/2055	1,000	873,502
Tampa-Hillsborough County Expressway Authority Series 2017-C 5.00%, 07/01/2048	2,640	2,731,444
Village Community Development District No. 15 (Village Community Development District No. 15 Series 2023 Phase I Special Asmnts) Series 2023 5.25%, 05/01/2054(b)	250	258,672

		95,273,238

	Principal Amount (000)	U.S. $ Value

Georgia – 3.6%
City of Atlanta GA Department of Aviation Series 2022-B 5.00%, 07/01/2047	$10,000	$10,474,258
DeKalb County Housing Authority (HADC Avenues LLC) Series 2023 6.17%, 06/01/2053(b)	2,180	2,126,503
7.00%, 06/01/2041(b)	505	482,173
Development Authority of Appling County (Oglethorpe Power Corp.) Series 2020 1.50%, 01/01/2038	2,300	2,266,166
Development Authority of Burke County (The) (Georgia Power Co.) Series 2023 3.875%, 10/01/2032	3,245	3,290,831
Development Authority of Burke County (The) (Oglethorpe Power Corp.) Series 2020 1.50%, 01/01/2040	7,350	7,241,879
Development Authority of Monroe County (The) (Georgia Power Co.) Series 2023 3.875%, 10/01/2048	3,750	3,802,964
Fayette County Development Authority (United States Soccer Federation, Inc.) Series 2024 5.00%, 10/01/2031	575	631,118
5.25%, 10/01/2054	1,000	1,080,953
Main Street Natural Gas, Inc. (Citadel LP) Series 2022-C 4.00%, 08/01/2052(b)	1,650	1,626,548
Main Street Natural Gas, Inc. (Citigroup, Inc.) Series 2023-D 5.00%, 05/01/2054	6,000	6,371,004
Series 2024-C 5.00%, 12/01/2054	3,000	3,209,290
Main Street Natural Gas, Inc. (Royal Bank of Canada) Series 2023 5.285% (SOFR + 1.70%), 12/01/2053(a)	5,000	5,162,621
Series 2023-C 5.00%, 09/01/2053	5,000	5,348,833
Municipal Electric Authority of Georgia Series 2019 5.00%, 01/01/2037	150	156,004
5.00%, 01/01/2039	205	213,320
5.00%, 01/01/2049	2,000	2,058,547
5.00%, 01/01/2056	1,350	1,382,781
Series 2022 5.50%, 07/01/2063	2,000	2,121,997
Private Colleges & Universities Authority (Emory University) Series 2023 5.00%, 09/01/2033(b)	10,000	11,457,585

		70,505,375

	Principal Amount (000)	U.S. $ Value

Guam – 0.4%
Territory of Guam Series 2019 5.00%, 11/15/2031	$235	$241,513
Territory of Guam (Guam Section 30 Income Tax) Series 2016-A 5.00%, 12/01/2029	1,840	1,900,881
5.00%, 12/01/2030	565	582,705
5.00%, 12/01/2032	790	812,786
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2015 5.00%, 11/15/2029	2,000	2,036,276
Series 2015-D 5.00%, 11/15/2033	410	415,459
5.00%, 11/15/2035	1,365	1,380,974

		7,370,594

Hawaii – 0.6%
State of Hawaii Series 2016-F 4.00%, 10/01/2031	3,000	3,070,362
State of Hawaii Airports System Revenue Series 2022-A 5.00%, 07/01/2051	7,855	8,187,612

		11,257,974

Idaho – 0.1%
Idaho Health Facilities Authority (North Canyon Medical Center, Inc.) Series 2023 7.125%, 11/01/2057	1,000	1,043,140

Illinois – 5.4%
Chicago Board of Education Series 2012-B 5.00%, 12/01/2033	1,605	1,605,936
Series 2017-D 5.00%, 12/01/2031	1,800	1,850,399
Series 2017-G 5.00%, 12/01/2034	2,350	2,406,503
Series 2019-B 5.00%, 12/01/2030	235	246,924
5.00%, 12/01/2031	345	361,522
5.00%, 12/01/2032	155	161,992
5.00%, 12/01/2033	150	156,577
Series 2023-A 5.00%, 12/01/2034	3,250	3,512,766
Chicago O’Hare International Airport Series 2022 4.625%, 01/01/2053	4,000	4,010,576
5.50%, 01/01/2055	10,900	11,703,558
Series 2024-A 5.50%, 01/01/2059(f)	4,500	4,887,051

	Principal Amount (000)	U.S. $ Value

Chicago Transit Authority Capital Grant Receipts Revenue (City of Chicago IL Fed Hwy Grant) Series 2021 5.00%, 06/01/2027	$2,400	$2,521,708
5.00%, 06/01/2028	2,500	2,665,892
5.00%, 06/01/2029	1,000	1,082,730
County of Cook IL Series 2021-B 4.00%, 11/15/2025	1,000	1,013,722
Illinois Finance Authority (Park Place of Elmhurst Obligated Group) Series 2021 5.125%, 05/15/2060	2,989	1,628,317
Illinois Housing Development Authority Series 2024 5.67%, 11/01/2038(b)	1,430	1,435,659
Illinois Housing Development Authority (Drexel Court & Lake Park East) Series 2022 7.17%, 11/01/2038	150	156,442
Illinois State Toll Highway Authority Series 2009 6.184%, 01/01/2034	2,000	2,161,407
Series 2021-A 5.00%, 01/01/2043	15,000	16,229,054
Metropolitan Pier & Exposition Authority Series 2017-A 5.00%, 06/15/2057	1,000	1,017,606
Series 2020 5.00%, 06/15/2050	12,310	12,750,165
Metropolitan Pier & Exposition Authority (State of Illinois McCormick Place Expansion Project Fund Lease) Series 2024 5.00%, 06/15/2053	1,175	1,261,179
State of Illinois Series 2017-D 5.00%, 11/01/2028	8,700	9,243,410
Series 2018-A 5.00%, 10/01/2027	2,000	2,121,875
Series 2024-B 4.25%, 05/01/2046	2,000	1,947,150
5.25%, 05/01/2043	2,000	2,215,680
5.25%, 05/01/2044	3,330	3,677,111
5.25%, 05/01/2045	4,625	5,088,705
State of Illinois Sales Tax Revenue Series 2024-A 5.00%, 06/15/2025	3,000	3,046,138
Village of Pingree Grove IL Special Service Area No. 7 Series 2015 4.50%, 03/01/2025	136	136,113
5.00%, 03/01/2036	2,317	2,304,583
Series 2015-B 6.00%, 03/01/2036	616	617,531

		105,225,981

	Principal Amount (000)	U.S. $ Value

Indiana – 1.7%
City of Whiting IN (BP PLC) Series 2023 4.40%, 11/01/2045	$4,000	$4,086,138
Indiana Finance Authority (Brightmark Plastics Renewal Indiana LLC) Series 2019 7.00%, 03/01/2039(e)	3,470	2,033,588
Indiana Finance Authority (CWA Authority, Inc.) Series 2024 5.00%, 10/01/2035	2,125	2,474,242
Indiana Finance Authority (Good Samaritan Hospital Obligated Group) Series 2022 5.00%, 04/01/2029	1,080	1,107,088
Indiana Finance Authority (Ohio Valley Electric Corp.) Series 2020 3.00%, 11/01/2030	1,085	1,030,180
Series 2020-A 3.00%, 11/01/2030	1,295	1,229,569
Series 2021-B 2.50%, 11/01/2030	525	480,445
Indiana Finance Authority (Parkview Health System Obligated Group) Series 2024-A 5.00%, 11/01/2054(b)	1,665	1,754,388
Series 2024-B 4.455% (SOFR + 0.71%), 11/01/2046(a) (e)	2,000	2,002,464
Indiana Finance Authority (SFP-PUFW I LLC) Series 2024 5.00%, 07/01/2049	1,000	1,029,458
Indianapolis Local Public Improvement Bond Bank (Pan Am Plaza Hotel) Series 2023 5.75%, 03/01/2043	1,000	1,112,656
6.00%, 03/01/2053	1,500	1,657,537
Series 2023-F 7.75%, 03/01/2067	1,225	1,324,738
BAM Series 2023 5.25%, 03/01/2067	10,000	10,723,382

		32,045,873

Iowa – 0.6%
Iowa Finance Authority Series 2022-E 4.545% (SOFR + 0.80%), 01/01/2052(a)	5,000	5,005,648

	Principal Amount (000)	U.S. $ Value

Iowa Finance Authority (Wesley Retirement Services, Inc. Obligated Group) Series 2021 4.00%, 12/01/2031	$440	$418,348
4.00%, 12/01/2041	820	695,621
4.00%, 12/01/2046	550	444,345
4.00%, 12/01/2051	985	770,826
Iowa Tobacco Settlement Authority Series 2021-B 4.00%, 06/01/2049	555	556,537
PEFA, Inc. (Goldman Sachs Group, Inc. (The)) Series 2019 5.00%, 09/01/2049	4,000	4,085,610

		11,976,935

Kansas – 0.2%
City of Colby KS (Citizens Medical Center, Inc.) Series 2024 5.50%, 07/01/2026	1,000	1,007,509
City of Overland Park KS Sales Tax Revenue Series 2022 6.00%, 11/15/2034(b)	155	160,903
6.50%, 11/15/2042(b)	1,185	1,219,949
Kansas Development Finance Authority (State of Kansas Department of Administration Lease) Series 2021-K 1.369%, 05/01/2027	2,405	2,231,352

		4,619,713

Kentucky – 1.3%
City of Henderson KY (Pratt Paper KY LLC) Series 2022 3.70%, 01/01/2032(b)	880	861,619
County of Trimble KY (Louisville Gas and Electric Co.) Series 2020 1.30%, 09/01/2044	1,500	1,378,367
Kenton County Airport Board Series 2024-A 5.25%, 01/01/2049	2,000	2,137,567
Kentucky Economic Development Finance Authority (Louisville Arena Authority, Inc.) AGM Series 2017-A 5.00%, 12/01/2047	1,250	1,250,305
Kentucky Economic Development Finance Authority (Owensboro Health, Inc. Obligated Group) Series 2015 5.25%, 06/01/2050	3,015	3,019,678
Kentucky Public Energy Authority (BP PLC) Series 2024-B 5.00%, 01/01/2055	2,085	2,264,046

	Principal Amount (000)	U.S. $ Value

Kentucky Public Energy Authority (Morgan Stanley) Series 2023-A 5.565% (SOFR + 1.98%), 04/01/2054(a)	$5,000	$5,000,000
Kentucky State Property & Building Commission Series 2024-A 4.00%, 11/01/2041	3,430	3,462,477
Louisville/Jefferson County Metropolitan Government (Norton Healthcare Obligated Group) Series 2016 5.00%, 10/01/2030	2,330	2,397,286
5.00%, 10/01/2033	2,670	2,733,130

		24,504,475

Louisiana – 1.9%
Louisiana Local Government Environmental Facilities & Community Development Auth (Louisiana Utilities Restoration Corp. ELL System Restoration Revenue) Series 2023 5.048%, 12/01/2034	2,180	2,244,056
Louisiana Local Government Environmental Facilities & Community Development Auth (Woman’s Hospital Foundation) Series 2017 5.00%, 10/01/2033	3,790	3,922,584
5.00%, 10/01/2044	3,500	3,561,761
Louisiana Public Facilities Authority (Calcasieu Bridge Partners LLC) Series 2024 5.00%, 09/01/2066	5,000	5,094,547
5.75%, 09/01/2064	5,000	5,473,337
Louisiana Public Facilities Authority (ElementUS Minerals LLC) Series 2023 5.00%, 10/01/2043(b)	5,000	5,069,063
Louisiana Public Facilities Authority (Ochsner Clinic Foundation Obligated Group) Series 2016 5.00%, 05/15/2034	1,730	1,769,799
Louisiana Public Facilities Authority (Pre-refunded - US Govt Agencies) Series 2016 5.00%, 05/15/2034	20	20,725
Parish of St. James LA (NuStar Logistics LP) Series 2020-2 6.35%, 07/01/2040(b)	355	393,054
Parish of St. John the Baptist LA (Marathon Oil Corp.) Series 2019 2.20%, 06/01/2037	365	356,469
State of Louisiana Gasoline & Fuels Tax Revenue Series 2017-C 5.00%, 05/01/2035	4,500	4,739,346
5.00%, 05/01/2036	4,620	4,851,836

		37,496,577

	Principal Amount (000)	U.S. $ Value

Maryland – 1.0%
Maryland Economic Development Corp. (Ports America Chesapeake LLC) Series 2017-A 5.00%, 06/01/2035	$1,035	$1,083,857
Maryland Economic Development Corp. (Purple Line Transit Partners LLC) Series 2022 5.25%, 06/30/2052	6,000	6,259,912
Maryland Health & Higher Educational Facilities Authority (TidalHealth Obligated Group) Series 2020 4.00%, 07/01/2036	305	307,536
4.00%, 07/01/2037	360	361,211
5.00%, 07/01/2046	2,960	3,085,190
Maryland Stadium Authority (Baltimore City Public School Construction Financing Fund) Series 2020 5.00%, 05/01/2050	3,000	3,422,383
Maryland State Transportation Authority Series 2021-A 5.00%, 07/01/2051	4,990	5,313,929

		19,834,018

Massachusetts – 3.3%
Commonwealth of Massachusetts Series 2024-A 5.00%, 01/01/2041	3,000	3,413,209
Series 2024-B 5.00%, 05/01/2043	2,000	2,254,652
5.00%, 05/01/2054	5,000	5,453,776
Commonwealth of Massachusetts (Commonwealth of Massachusetts COVID-19 Recovery Assessment Revenue) Series 2022-B 4.11%, 07/15/2031	911	898,675
Commonwealth of Massachusetts Transportation Fund Revenue Series 2023 5.00%, 06/01/2053	10,000	10,896,543
Series 2023-B 5.00%, 06/01/2051	5,000	5,467,914
Massachusetts Bay Transportation Authority Sales Tax Revenue Series 2023-A 5.25%, 07/01/2053	4,840	5,348,394
Series 2024-A 5.25%, 07/01/2052	1,000	1,118,323
Massachusetts Development Finance Agency (Emerson College) Series 2018 5.00%, 01/01/2048	1,180	1,193,696

	Principal Amount (000)	U.S. $ Value

Massachusetts Development Finance Agency (Mass General Brigham, Inc.) Series 2016Q 5.00%, 07/01/2041	$10,000	$10,216,193
Massachusetts Development Finance Agency (Tufts Medicine Obligated Group) Series 2024 8.50%, 10/01/2026	1,220	1,243,859
Massachusetts Development Finance Agency (UMass Memorial Health Care Obligated Group) Series 2016 5.00%, 07/01/2036	2,385	2,436,473
Series 2017-L 5.00%, 07/01/2044	5,000	5,079,183
Massachusetts Port Authority Series 2021-E 5.00%, 07/01/2051	5,000	5,203,428
Massachusetts Water Resources Authority Series 2024-B 5.00%, 08/01/2042	2,945	3,366,757

		63,591,075

Michigan – 1.5%
City of Detroit MI Series 2014-B 4.00%, 04/01/2044(g)	2,000	1,599,079
Series 2018 5.00%, 04/01/2036	835	871,921
Series 2021-A 5.00%, 04/01/2031	1,210	1,336,230
Series 2021-B 2.511%, 04/01/2025	1,030	1,013,658
3.644%, 04/01/2034	275	243,638
Series 2023-A 6.00%, 05/01/2039	2,000	2,349,889
City of Detroit MI Sewage Disposal System Revenue (Great Lakes Water Authority Sewage Disposal System Revenue) AGM Series 2006-D 4.347% (CME Term SOFR 3 Month + 0.60%), 07/01/2032(a)	5,000	4,905,630
Detroit Downtown Development Authority (Detroit Downtown Development Authority Catalyst Development Area) Series 2024 5.00%, 07/01/2048	1,420	1,499,208
Great Lakes Water Authority Sewage Disposal System Revenue Series 2016-B 5.00%, 07/01/2025	2,680	2,730,101
Kalamazoo Economic Development Corp. (Heritage Community of Kalamazoo Obligated Group) Series 2020 5.00%, 05/15/2055	2,000	1,803,828
Michigan Finance Authority Series 2024-A 5.00%, 07/21/2025	3,500	3,560,094

	Principal Amount (000)	U.S. $ Value

Michigan Finance Authority (Corewell Health Obligated Group) Series 2016 5.00%, 11/01/2044	$1,500	$1,512,074
Michigan Finance Authority (Michigan Finance Authority Tobacco Settlement Revenue) Series 2020-A 3.267%, 06/01/2039	2,000	1,899,478
Series 2020-B Zero Coupon, 06/01/2065	1,250	140,890
Michigan Finance Authority (Public Lighting Authority) Series 2014-B 5.00%, 07/01/2033	2,485	2,487,233
Plymouth Educational Center Charter School Series 2005 5.375%, 11/01/2030(c) (d)	2,000	1,000,000

		28,952,951

Minnesota – 0.8%
City of Brooklyn Park MN (Brooklyn Park AH I LLLP) Series 2023 6.205%, 01/01/2042(b) (g)	2,000	2,091,118
City of Brooklyn Park MN (Brooklyn Park AH II LLLP) Series 2024 6.26%, 07/01/2041(b)	1,500	1,520,064
City of Columbus MN (Adalyn Avenue LLLP) Series 2023 5.98%, 12/01/2041(b)	1,500	1,545,345
Dakota County Community Development Agency (Rosemont AH I LLLP) Series 2023 5.30%, 07/01/2028(b)	525	525,122
5.66%, 07/01/2041(b)	1,415	1,422,095
Minneapolis-St. Paul Metropolitan Airports Commission Series 2022-B 5.00%, 01/01/2047	4,500	4,681,677
Series 2024 5.00%, 01/01/2041	2,000	2,145,639
Minnesota Higher Education Facilities Authority (St. Olaf College) Series 2015-8 5.00%, 12/01/2030	1,000	1,024,697

		14,955,757

Mississippi – 0.1%
Mississippi Business Finance Corp. (Alden Group Renewable Energy Mississippi LLC) Series 2022 8.00%, 12/01/2029(e)	1,250	1,278,095

	Principal Amount (000)	U.S. $ Value

Missouri – 1.3%
Health & Educational Facilities Authority of the State of Missouri (Lutheran Senior Services Obligated Group) Series 2019 4.00%, 02/01/2042	$2,900	$2,740,242
4.00%, 02/01/2048	2,965	2,680,732
5.00%, 02/01/2042	2,695	2,762,067
5.00%, 02/01/2048	400	409,048
Health & Educational Facilities Authority of the State of Missouri (Mercy Health/MO) Series 2023 5.50%, 12/01/2048	10,000	11,241,996
Howard Bend Levee District XLCA Series 2005 5.75%, 03/01/2025	190	191,150
5.75%, 03/01/2027	175	179,463
Joplin Industrial Development Authority (Pre-refunded - US Treasuries) Series 2015 5.00%, 02/15/2035	1,485	1,485,435
Kansas City Industrial Development Authority (Kingswood Senior Living Community) Series 2021 2.00%, 11/15/2046(c) (d)	522	24,410
5.00%, 11/15/2046(c) (d)	1,169	841,293
Series 2021-A 10.00%, 11/15/2046(c) (d)	360	309,096
Series 2021-C 7.50%, 11/15/2037(c) (d)	288	229,290
Kansas City Industrial Development Authority (Platte Purchase Project) Series 2019 5.00%, 07/01/2040(b)	405	375,313
Lee’s Summit Industrial Development Authority (John Knox Village Obligated Group) Series 2021-A 5.00%, 08/15/2056	2,700	2,502,403

		25,971,938

Nevada – 1.5%
Carson City NV (Carson Tahoe Regional Healthcare) Series 2017 5.00%, 09/01/2042	1,965	2,008,145
City of Las Vegas NV Series 2015-C 5.00%, 09/01/2027	1,400	1,444,439
City of Reno NV (County of Washoe NV Sales Tax Revenue) Series 2018-C Zero Coupon, 07/01/2058(b)	2,000	284,826
Clark County School District AGM Series 2019-B 3.00%, 06/15/2036	6,725	6,222,354
3.00%, 06/15/2037	4,305	3,913,058

	Principal Amount (000)	U.S. $ Value

Clark County Water Reclamation District Series 2023 5.00%, 07/01/2049	$10,000	$10,918,807
Reno-Tahoe Airport Authority Series 2024 5.25%, 07/01/2037(f)	1,000	1,105,590
State of Nevada Series 2015-D 5.00%, 04/01/2027	2,000	2,026,720
State of Nevada Department of Business & Industry (DesertXpress Enterprises LLC) Series 2024 8.125%, 01/01/2050	1,500	1,514,357

		29,438,296

New Hampshire – 1.1%
National Finance Authority Series 2022-2, Class X 0.69%, 10/01/2036(i)	3,901	182,428
New Hampshire Business Finance Authority Series 2020-1, Class A 4.125%, 01/20/2034	4,942	4,986,937
Series 2022-1, Class A 4.375%, 09/20/2036	7,777	7,913,386
Series 2022-1, Class X 0.35%, 09/20/2036(i)	6,027	129,556
Series 2022-2, Class A 4.00%, 10/20/2036	3,901	3,856,768
Series 2024 5.25%, 12/01/2035(b)	1,000	1,000,113
Series 2024-2 4.164%, 10/20/2041	2,499	2,448,677
New Hampshire Business Finance Authority (Brazoria-Fort Bend County Municipal Utility District No. 3) Series 2024 4.875%, 12/01/2033(b)	1,000	1,001,742

		21,519,607

New Jersey – 4.7%
Casino Reinvestment Development Authority, Inc. Series 2014 5.25%, 11/01/2044	1,680	1,685,591
Essex County Improvement Authority (Friends of TEAM Academy Charter School Obligated Group) Series 2021 4.00%, 06/15/2051	1,700	1,552,117
Morris-Union Jointure Commission (Morris-Union Jointure Commission COP) AGM Series 2013 5.00%, 08/01/2025	2,055	2,058,309
New Jersey Economic Development Authority (Middlesex Water Co.) Series 2019 4.00%, 08/01/2059	1,275	1,174,303

	Principal Amount (000)	U.S. $ Value

New Jersey Economic Development Authority (New Jersey-American Water Co., Inc.) Series 2023 3.75%, 11/01/2034	$2,000	$2,016,628
New Jersey Economic Development Authority (Port Newark Container Terminal LLC) Series 2017 5.00%, 10/01/2037	3,320	3,430,355
New Jersey Economic Development Authority (Pre-refunded - US Treasuries) Series 2017-D 5.00%, 06/15/2034	2,000	2,133,248
5.00%, 06/15/2035	1,560	1,663,934
New Jersey Economic Development Authority (State of New Jersey) Series 2024-S 5.00%, 06/15/2034	1,000	1,156,486
New Jersey Educational Facilities Authority (Ramapo College of New Jersey) AGM Series 2022-A 4.00%, 07/01/2042	725	718,545
4.00%, 07/01/2047	285	275,716
New Jersey Health Care Facilities Financing Authority (New Jersey Health Care Facilities Financing Authority State Lease) Series 2017 5.00%, 10/01/2034	5,000	5,267,734
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2016 5.00%, 06/15/2027	5,000	5,180,366
5.00%, 06/15/2029	2,175	2,248,086
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease) Series 2018-A 5.00%, 12/15/2035	1,000	1,061,027
Series 2022 4.00%, 06/15/2050	7,585	7,285,937
Series 2023-B 5.00%, 06/15/2040	2,985	3,323,150
5.00%, 06/15/2043	1,985	2,173,288
New Jersey Turnpike Authority Series 2015-E 5.00%, 01/01/2033	11,000	11,055,223
Series 2017-A 5.00%, 01/01/2034	5,000	5,205,558
Series 2024-A 4.00%, 01/01/2035	3,000	3,273,707
5.00%, 01/01/2032	3,715	4,250,669
5.00%, 01/01/2034	2,200	2,572,046
Series 2024-C 5.00%, 01/01/2043(f)	3,000	3,334,815
5.00%, 01/01/2044(f)	2,000	2,218,329
Tobacco Settlement Financing Corp./NJ Series 2018-B 5.00%, 06/01/2046	10,605	10,700,713

	Principal Amount (000)	U.S. $ Value

Union County Utilities Authority (County of Union NJ Lease) Series 2011-A 5.25%, 12/01/2031	$4,105	$4,110,120

		91,126,000

New York – 10.1%
Build NYC Resource Corp. (Albert Einstein College of Medicine, Inc.) Series 2016 5.50%, 09/01/2045(b)	6,685	6,706,555
City of New York NY Series 2019-E 5.00%, 08/01/2025	470	480,207
Series 2021 1.396%, 08/01/2027	5,205	4,848,495
Series 2024-A 5.00%, 08/01/2025	3,370	3,443,189
Series 2024-C 5.00%, 03/01/2043	1,000	1,108,171
Series 2024-D 4.00%, 04/01/2045	3,180	3,133,848
5.25%, 04/01/2054	2,000	2,206,029
Dutchess County Local Development Corp. (Bard College) Series 2020-A 5.00%, 07/01/2051	2,475	2,515,361
Federal Home Loan Mortgage Corp. Freddie Mac Multifamily ML Certificates Series 2024-ML21, Class AUS 4.617%, 08/25/2041	3,222	3,425,428
Long Island Power Authority Series 2023-E 5.00%, 09/01/2048	2,650	2,899,688
5.00%, 09/01/2053	2,350	2,554,839
Metropolitan Transportation Authority Series 2016-D 5.00%, 11/15/2027	1,000	1,044,349
5.00%, 11/15/2031	5,000	5,190,468
Series 2017 5.00%, 11/15/2024	1,755	1,761,628
Series 2017-C 5.00%, 11/15/2033	5,500	5,867,627
Series 2020-C 5.25%, 11/15/2055	1,000	1,051,031
Series 2020-D 5.00%, 11/15/2043	1,000	1,063,153
New York City Municipal Water Finance Authority Series 2022-A 5.25%, 06/15/2052	5,000	5,504,961
Series 2023 5.00%, 06/15/2034	2,000	2,383,500
Series 2024-C 4.25%, 06/15/2054	2,000	2,015,390
New York City Transitional Finance Authority (New York City Transitional Finance Authority Future Tax Secured Revenue) Series 2024 5.00%, 11/01/2038	5,900	6,794,468
5.00%, 11/01/2039	1,700	1,947,966

	Principal Amount (000)	U.S. $ Value

New York City Transitional Finance Authority Building Aid Revenue (New York City Transitional Finance Authority Building Aid Revenue State Lease) Series 2018-S 5.00%, 07/15/2036	$14,800	$15,744,952
New York City Transitional Finance Authority Future Tax Secured Revenue Series 2017-E1 5.00%, 02/01/2036	2,500	2,602,172
New York City Transitional Finance Authority Future Tax Secured Revenue (Pre-refunded - US Treasuries) Series 2014-B1 5.00%, 08/01/2032	4,000	4,011,512
New York Liberty Development Corp. (3 World Trade Center LLC) Series 2014 5.375%, 11/15/2040(b)	300	300,514
7.25%, 11/15/2044(b)	510	511,553
New York Power Authority (New York Power Authority SFP Transmission Project) AGM Series 2023 5.00%, 11/15/2048	8,000	8,904,964
5.00%, 11/15/2053	2,000	2,207,881
New York State Dormitory Authority (Cornell University) Series 2024-A 5.50%, 07/01/2054	2,000	2,288,082
New York State Dormitory Authority (State of New York Pers Income Tax) Series 2015-E 5.25%, 03/15/2033	2,000	2,044,829
New York State Environmental Facilities Corp. (New York City Municipal Water Finance Authority) Series 2020 2.75%, 09/01/2050	3,905	3,849,661
New York State Thruway Authority (New York State Thruway Authority Gen Toll Road) Series 2016-A 5.00%, 01/01/2034	2,070	2,118,906
Series 2021-O 4.00%, 01/01/2043	1,000	985,663
New York Transportation Development Corp. (Delta Air Lines, Inc.) Series 2018 4.00%, 01/01/2036	3,525	3,486,506
Series 2020 4.00%, 10/01/2030	5,345	5,342,674
Series 2023 5.625%, 04/01/2040	6,500	7,002,154
New York Transportation Development Corp. (JFK International Air Terminal LLC) Series 2022 5.00%, 12/01/2040	2,000	2,111,192

	Principal Amount (000)	U.S. $ Value

New York Transportation Development Corp. (JFK NTO LLC) Series 2023 5.375%, 06/30/2060	$2,000	$2,085,843
Series 2024 5.00%, 06/30/2060	4,395	4,488,090
5.50%, 06/30/2054	12,240	13,119,749
AGM Series 2023 5.00%, 06/30/2049	1,000	1,041,402
New York Transportation Development Corp. (Laguardia Gateway Partners LLC) Series 2016-A 5.00%, 07/01/2046	3,930	3,929,828
Niagara Area Development Corp. (Reworld Holding Corp.) Series 2018-A 4.75%, 11/01/2042(b)	3,235	3,095,453
Oneida County Local Development Corp. (Hamilton College) Series 2021 5.00%, 07/01/2051	3,200	3,786,215
Port Authority of New York & New Jersey Series 2014 5.00%, 09/01/2030	10,000	10,010,904
5.00%, 09/01/2031	3,750	3,754,032
Suffolk Regional Off-Track Betting Co. Series 2024 6.00%, 12/01/2053	1,000	1,050,350
Triborough Bridge & Tunnel Authority Series 2020-A 5.00%, 11/15/2049	2,000	2,122,909
Triborough Bridge & Tunnel Authority (Metropolitan Transportation Authority Payroll Mobility Tax Revenue) Series 2021-A 2.591%, 05/15/2036	2,000	1,618,002
2.917%, 05/15/2040	2,000	1,550,803
Series 2021-C 5.00%, 05/15/2051	5,000	5,345,605
Series 2022 4.621% (SOFR + 1.05%), 04/01/2026(a)	4,000	4,005,310
Series 2023 5.00%, 11/15/2043	2,000	2,224,279

		194,688,340

North Carolina – 0.8%
City of Charlotte NC Airport Revenue Series 2023 5.00%, 07/01/2044	1,250	1,326,977
5.25%, 07/01/2053	7,250	7,726,196
Fayetteville State University Series 2023 4.00%, 04/01/2025(b)	335	335,491
5.00%, 04/01/2026(b)	375	385,294
North Carolina Turnpike Authority AGM Series 2024 Zero Coupon, 01/01/2053	2,000	513,316

	Principal Amount (000)	U.S. $ Value

State of North Carolina (State of North Carolina Fed Hwy Grant) Series 2015 5.00%, 03/01/2030	$5,000	$5,042,975

		15,330,249

Ohio – 2.4%
Buckeye Tobacco Settlement Financing Authority Series 2020-B 5.00%, 06/01/2055	5,680	5,219,653
County of Cuyahoga OH (MetroHealth System (The)) Series 2017 5.00%, 02/15/2042	8,000	8,132,144
County of Hamilton OH (Christ Hospital Obligated Group) Series 2023 5.00%, 06/01/2042	2,000	2,053,500
County of Hamilton OH (UC Health Obligated Group) Series 2020 5.00%, 09/15/2050	3,045	3,050,495
County of Washington OH (Marietta Area Health Care, Inc. Obligated Group) Series 2022 6.625%, 12/01/2042	2,000	2,202,989
Ohio Air Quality Development Authority (American Electric Power Co., Inc.) Series 2019 2.10%, 10/01/2028	3,925	3,916,205
Ohio Air Quality Development Authority (Duke Energy Corp.) Series 2022 4.25%, 11/01/2039	2,000	2,029,559
Ohio Higher Educational Facility Commission (University of Dayton) Series 2022 5.00%, 02/01/2052	4,000	4,223,728
Ohio State University (The) Series 2023 5.25%, 12/01/2046	1,000	1,124,356
State of Ohio Series 2017-U 5.00%, 05/01/2025	500	507,631
State of Ohio (Cleveland Clinic Health System Obligated Group) Series 2024 5.00%, 01/01/2035	4,000	4,678,165
University of Toledo Series 2023-B 4.631% (SOFR + 0.90%), 06/01/2036(a) (e)	9,775	9,549,017

		46,687,442

	Principal Amount (000)	U.S. $ Value

Oklahoma – 0.4%
Oklahoma Development Finance Authority Series 2022 4.714%, 05/01/2052	$5,000	$4,852,147
Oklahoma Development Finance Authority (OU Medicine Obligated Group) Series 2022-A 5.50%, 08/15/2044	2,360	2,440,555

		7,292,702

Oregon – 0.0%
Multnomah County School District No. 40 Series 2023-A Zero Coupon, 06/15/2043	1,000	416,977
Umatilla County School District No. 6R Umatilla Series 2023-B Zero Coupon, 06/15/2053	2,000	483,311

		900,288

Other – 0.5%
Federal Home Loan Mortgage Corp. Freddie Mac Multifamily ML Certificates Series 2021-ML10, Class ACA 2.046%, 06/25/2038	961	786,897
Freddie Mac Multifamily ML Certificates Series 2021-ML10, Class AUS 2.032%, 01/25/2038	1,252	997,422
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Freddie Mac Multifamily ML Certificates Series 2024-ML23, Class AUS 4.70%, 04/25/2042(b)	1,000	1,082,040
Federal Home Loan Mortgage Corp. Multifamily VRD Certificates Series 2021-ML12, Class AUS 2.34%, 07/25/2041	1,944	1,632,075
Series 2022-ML13, Class XCA 0.96%, 07/25/2036(i)	1,530	82,642
Series 2022-ML13, Class XUS 1.00%, 09/25/2036(i)	2,620	176,489
Series M052, Class A 2.65%, 06/15/2036	5,265	4,703,193

		9,460,758

Pennsylvania – 4.4%
Berks County Industrial Development Authority (Tower Health Obligated Group) Series 2017 5.00%, 11/01/2047	600	435,300
Berks County Municipal Authority (The) (Tower Health Obligated Group) Series 2020-B 5.00%, 02/01/2040	2,000	1,520,000
Bucks County Industrial Development Authority (Grand View Hospital/Sellersville PA Obligated Group) Series 2021 5.00%, 07/01/2027	1,475	1,493,355

	Principal Amount (000)	U.S. $ Value

Chambersburg Area Municipal Authority (Wilson College) Series 2018 5.75%, 10/01/2038	$2,350	$2,350,033
5.75%, 10/01/2043	5,000	4,969,054
Chester County Industrial Development Authority (Collegium Charter School) Series 2022 5.00%, 10/15/2032(b)	930	952,671
City of Philadelphia PA Water & Wastewater Revenue AGM Series 2023-B 5.00%, 09/01/2037	1,250	1,439,186
Commonwealth of Pennsylvania Series 2023 5.00%, 09/01/2024	4,000	4,000,000
Cumberland County Municipal Authority (Penn State Health Obligated Group) Series 2019 4.00%, 11/01/2036	285	286,817
Geisinger Authority (Kaiser Obligated Group) Series 2020 4.00%, 04/01/2039	3,820	3,806,036
5.00%, 04/01/2043	6,250	6,836,770
Montgomery County Higher Education and Health Authority (Thomas Jefferson University Obligated Group) Series 2022 5.00%, 05/01/2052	2,000	2,095,265
Moon Industrial Development Authority (Baptist Homes Society Obligated Group) Series 2015 6.125%, 07/01/2050	1,000	684,067
Moon Industrial Development Authority (Baptist Homes Society) Series 2015 6.00%, 07/01/2045	5,375	3,758,592
Pennsylvania Economic Development Financing Authority (Commonwealth of Pennsylvania Department of Transportation) Series 2022 6.00%, 06/30/2061	10,000	11,090,118
Pennsylvania Economic Development Financing Authority (PA Bridges Finco LP) Series 2015 5.00%, 06/30/2042	1,000	1,010,842
Pennsylvania Economic Development Financing Authority (UPMC Obligated Group) Series 2022-C 3.62% (MUNIPSA + 0.70%), 11/15/2047(a)	10,000	10,002,706
Pennsylvania Turnpike Commission Series 2022-A 5.00%, 12/01/2036	1,000	1,138,168

	Principal Amount (000)	U.S. $ Value

Pennsylvania Turnpike Commission Oil Franchise Tax Revenue Series 2018-B 5.00%, 12/01/2039	$3,000	$3,184,256
Pennsylvania Turnpike Commission Registration Fee Revenue Series 2023 2.92% (MUNIPSA + 0.85%), 07/15/2041(a)	10,000	10,002,741
Philadelphia Authority for Industrial Development (Greater Philadelphia Health Action, Inc.) Series 2015-A 6.375%, 06/01/2040	3,100	3,109,766
Philadelphia Gas Works Co. Series 2017 5.00%, 08/01/2042	2,000	2,052,549
Pittsburgh Water & Sewer Authority AGM Series 2023-C 4.545% (SOFR + 0.80%), 09/01/2040(a) (b)	10,000	9,750,996

		85,969,288

Puerto Rico – 1.0%
Commonwealth of Puerto Rico Series 2021-A Zero Coupon, 07/01/2033	564	379,539
4.00%, 07/01/2046	21	19,067
Series 2022-A Zero Coupon, 11/01/2051	2,168	1,137,998
5.07%, 11/01/2051	3,747	2,397,977
Series 2022-C Zero Coupon, 11/01/2043	6,836	4,323,509
Puerto Rico Electric Power Authority AGM Series 2007-V 5.25%, 07/01/2031	1,895	1,893,717
NATL Series 2007-V 5.25%, 07/01/2033	1,150	1,137,335
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth Series 2023-A 6.625%, 01/01/2027	322	318,588
6.625%, 01/01/2028	2,454	2,428,436
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) 12.50%, 12/15/2025(j) (k)	570	552,921
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (San Juan Cruise Port LLC) Series 2024 6.75%, 01/01/2045	1,000	1,197,370
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018-A Zero Coupon, 07/01/2029	1,595	1,327,363
Series 2019-A 4.329%, 07/01/2040	1,504	1,485,252

		18,599,072

	Principal Amount (000)	U.S. $ Value

South Carolina – 3.8%
Columbia Housing Authority/SC (Garden Lakes Apartments) Series 2022 4.80%, 11/01/2024	$500	$497,921
5.26%, 11/01/2032	100	99,670
5.41%, 11/01/2039	1,240	1,230,284
6.28%, 11/01/2039	100	99,257
Greenville Housing Authority/SC (Victor Verdae Apartments) Series 2023 6.16%, 05/01/2063(b)	3,000	2,915,407
Orangeburg County School District Series 2024 5.00%, 08/13/2025	3,000	3,050,002
Patriots Energy Group Financing Agency (Royal Bank of Canada) Series 2023 5.25%, 02/01/2054	2,275	2,473,337
Series 2023-B 5.485% (SOFR + 1.90%), 02/01/2054(a)	5,000	5,219,284
Patriots Energy Group Financing Agency (Sumitomo Mitsui Financial Group, Inc.) Series 2023-A 5.25%, 10/01/2054	2,000	2,159,832
South Carolina Jobs-Economic Development Authority (Bon Secours Mercy Health, Inc.) Series 2020 5.00%, 12/01/2046	2,855	3,001,583
South Carolina Jobs-Economic Development Authority (International Paper Co.) Series 2023 4.00%, 04/01/2033	1,000	1,006,040
South Carolina Jobs-Economic Development Authority (Last Step Recycling LLC) Series 2021 6.50%, 06/01/2051(c) (d) (e)	1,450	217,500
South Carolina Jobs-Economic Development Authority (Novant Health Obligated Group) Series 2024 4.00%, 11/01/2042	7,000	7,003,438
4.50%, 11/01/2054	2,000	2,011,760
5.00%, 11/01/2038	2,000	2,271,114
5.25%, 11/01/2043	5,000	5,638,205
South Carolina Jobs-Economic Development Authority (Prisma Health Obligated Group) Series 2018 5.00%, 05/01/2038	2,500	2,587,329
Series 2018-A 5.00%, 05/01/2048	1,000	1,016,102
South Carolina Jobs-Economic Development Authority (PSG Patriot’s Place Apartments LLC) Series 2022 5.75%, 06/01/2052(g)	1,600	1,198,472

	Principal Amount (000)	U.S. $ Value

South Carolina Public Service Authority Series 2015-A 5.00%, 12/01/2050	$4,530	$4,539,705
Series 2016-A 5.00%, 12/01/2036	4,750	4,825,730
Series 2016-B 5.00%, 12/01/2036	2,000	2,040,657
5.00%, 12/01/2056	6,250	6,292,561
Series 2022-A 4.00%, 12/01/2052	10,000	9,365,020
5.00%, 12/01/2055	2,500	2,613,495

		73,373,705

South Dakota – 0.0%
South Dakota Housing Development Authority (Schuett Spearfish LP) Series 2023 6.15%, 09/01/2039	400	418,657

Tennessee – 1.6%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.00%, 12/01/2035(b)	2,785	2,740,127
5.125%, 12/01/2042(b)	1,325	1,299,503
Chattanooga Health Educational & Housing Facility Board (CommonSpirit Health) Series 2019-A 4.00%, 08/01/2037	345	347,739
4.00%, 08/01/2038	495	496,878
Knox County Industrial Development Board (Tompaul Knoxville LLC) Series 2022 9.25%, 11/01/2042(b)	1,000	1,026,260
9.50%, 11/01/2052(b)	1,000	1,026,081
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Vanderbilt University Medical Center Obligated Group) Series 2016 5.00%, 07/01/2035	4,325	4,422,701
Metropolitan Government Nashville & Davidson County Sports Authority (Metropolitan Government of Nashville & Davidson County TN) AGM Series 2023-A 5.25%, 07/01/2053	4,000	4,360,765
Metropolitan Nashville Airport Authority (The) Series 2022-B 5.50%, 07/01/2040	2,350	2,627,154
State of Tennessee Series 2023 5.00%, 05/01/2042	2,215	2,501,573

	Principal Amount (000)	U.S. $ Value

Tennergy Corp./TN (Nomura Holdings, Inc.) Series 2022-A 5.50%, 10/01/2053	$5,000	$5,428,401
Tennessee Energy Acquisition Corp. (Goldman Sachs Group, Inc. (The)) Series 2023-A 5.00%, 05/01/2053	2,000	2,084,154
Wilson County Health & Educational Facilities Board (Limestone Trail Apartments) Series 2021 4.00%, 12/01/2039	1,000	857,990
4.25%, 12/01/2024	1,000	989,367

		30,208,693

Texas – 6.5%
Abilene Convention Center Hotel Development Corp. (City of Abilene TX Abilene Convention Center Revenue) Series 2021-B 5.00%, 10/01/2050(b)	500	434,574
Arlington Higher Education Finance Corp. (Cypress Christian School, Inc.) Series 2024-2 5.75%, 06/01/2043(b)	1,020	1,057,722
Arlington Higher Education Finance Corp. (Harmony Public Schools) Series 2016-A 5.00%, 02/15/2033	1,410	1,448,939
Arlington Higher Education Finance Corp. (Magellan School (The)) Series 2022 6.25%, 06/01/2052(b)	1,000	1,048,424
Bexar County Hospital District Series 2018 5.00%, 02/15/2048	9,000	9,162,991
Board of Regents of the University of Texas System Series 2017-C 5.00%, 08/15/2025	700	715,937
Series 2017-J 5.00%, 08/15/2025	490	501,156
Series 2019-B 5.00%, 08/15/2049	2,000	2,380,042
Central Texas Regional Mobility Authority Series 2016 5.00%, 01/01/2033	1,300	1,326,073
Central Texas Turnpike System (Pre-refunded - US Govt Agencies) Series 2015-C 5.00%, 08/15/2034	10,000	10,029,984
City of Houston TX (City of Houston TX Hotel Occupancy Tax) Series 2015 5.00%, 09/01/2031	2,500	2,503,529

	Principal Amount (000)	U.S. $ Value

City of Houston TX Airport System Revenue (United Airlines, Inc.) Series 2014 5.00%, 07/01/2029	$505	$505,152
Series 2015-B 5.00%, 07/15/2030	4,650	4,679,711
Series 2018 5.00%, 07/15/2028	1,300	1,339,519
County of Harris TX Series 2020-A 3.00%, 10/01/2045	1,600	1,317,691
County of Harris TX Toll Road Revenue Series 2024-A 4.00%, 08/15/2054	1,000	942,389
Crowley Independent School District (Pre-refunded - US Govt Agencies) Series 2016-B 4.00%, 08/01/2037	1,855	1,875,140
Dallas Fort Worth International Airport Series 2022-A 4.507%, 11/01/2051	1,000	927,795
Grand Parkway Transportation Corp. Series 2018-A 5.00%, 10/01/2036	10,000	10,611,880
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System Obligated Group) Series 2022 3.77% (MUNIPSA + 0.85%), 07/01/2049(a)	1,000	999,315
Hidalgo County Regional Mobility Authority Series 2022-A Zero Coupon, 12/01/2050	2,000	547,200
Series 2022-B Zero Coupon, 12/01/2042	2,000	807,996
Irving Hospital Authority (Baylor Medical Center at Irving) Series 2017-A 5.00%, 10/15/2044	1,785	1,795,702
Lamar Consolidated Independent School District Series 2023-A 5.00%, 02/15/2058	10,000	10,763,385
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(b)	4,500	4,504,557
New Hope Cultural Education Facilities Finance Corp. (Army Retirement Residence Obligated Group) Series 2022 5.75%, 07/15/2052	1,000	1,011,417
New Hope Cultural Education Facilities Finance Corp. (BSPV - Plano LLC) Series 2023 0.00%, 12/31/2030	177	110,824
7.25%, 12/31/2030	1,000	991,082

	Principal Amount (000)	U.S. $ Value

New Hope Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc. Obligated Group) Series 2021 2.00%, 11/15/2061(c) (d)	$4,075	$1,532,887
7.50%, 11/15/2036(c) (d)	970	825,742
7.50%, 11/15/2037(c) (d)	150	119,928
New Hope Cultural Education Facilities Finance Corp. (Dwyer Workforce Development) Series 2023 8.50%, 09/01/2027(e)	1,750	1,756,859
New Hope Cultural Education Facilities Finance Corp. (Morningside Ministries Obligated Group) Series 2020 5.00%, 01/01/2055	425	343,449
Series 2022 5.00%, 01/01/2057	1,000	801,936
Newark Higher Education Finance Corp. (Abilene Christian University) Series 2022 4.00%, 04/01/2057	5,000	4,425,657
North East Texas Regional Mobility Authority Series 2016 5.00%, 01/01/2046	3,330	3,369,005
North Texas Tollway Authority (North Texas Tollway System) Series 2015-A 5.00%, 01/01/2035	5,000	5,023,598
Series 2015-B 5.00%, 01/01/2034	1,700	1,708,294
Series 2016-A 5.00%, 01/01/2036	1,000	1,019,277
AGC Series 2008 Zero Coupon, 01/01/2036	7,200	4,815,037
Pflugerville Independent School District Series 2023-A 4.00%, 02/15/2044	5,445	5,359,052
Port Beaumont Navigation District (Jefferson Railport Terminal II LLC) Series 2021 1.875%, 01/01/2026(b)	850	830,739
Port of Beaumont Navigation District (Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group) Series 2024 10.00%, 07/01/2026(b)	1,000	1,022,157
Tarrant County Cultural Education Facilities Finance Corp. 5.00%, 11/15/2045(c) (d) (j) (k)	3,097	0
Series 2015-B 5.00%, 11/15/2036(c) (d) (j) (k)	1,514	0

	Principal Amount (000)	U.S. $ Value

Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way) Series 2020-A 5.75%, 12/01/2054(c) (d)	$2,118	$1,334,601
Texas Municipal Gas Acquisition & Supply Corp. II (JPMorgan Chase & Co.) Series 2012-C 4.391% (CME Term SOFR 3 Month + 0.86%), 09/15/2027(a)	3,000	2,999,203
Texas Municipal Gas Acquisition & Supply Corp. IV (BP PLC) Series 2023-A 5.50%, 01/01/2054	3,000	3,240,054
Series 2023-B 5.50%, 01/01/2054	2,000	2,252,096
Texas State Public Finance Authority Charter School Finance Corp. (KIPP Texas, Inc.) Series 2014-A 5.00%, 08/15/2032	1,385	1,386,701
5.00%, 08/15/2034	1,945	1,947,240
Texas State University System Series 2024 4.00%, 03/15/2049	4,350	4,234,018
5.00%, 03/15/2043	1,000	1,103,885

		125,791,541

Utah – 0.5%
City of Salt Lake City UT Airport Revenue Series 2017-A 5.00%, 07/01/2047	3,265	3,303,395
Intermountain Power Agency Series 2022-A 5.00%, 07/01/2045	5,045	5,438,284

		8,741,679

Vermont – 0.1%
Vermont Educational & Health Buildings Financing Agency (St Michael’s College, Inc.) Series 2023 5.50%, 10/01/2043(b)	1,000	1,012,047

Virginia – 1.0%
Align Affordable Housing Bond Fund LP (Park Landing LP) Series 2022-2 5.66%, 08/01/2052	2,000	2,010,518
Arlington County Industrial Development Authority (Virginia Hospital Center Arlington Health System Obligated Group) Series 2020 4.00%, 07/01/2045	690	671,256
Cherry Hill Community Development Authority (Potomac Shores Project) Series 2015 5.40%, 03/01/2045(b)	1,410	1,413,342

	Principal Amount (000)	U.S. $ Value

US Bank Trust Co. NA (Park Landing LP) Series 2022-B 5.90%, 08/01/2052	$1,453	$1,381,299
Virginia Beach Development Authority (Westminster-Canterbury on Chesapeake Bay Obligated Group) Series 2023 5.375%, 09/01/2029	1,000	1,040,077
Virginia Port Authority (Pre-refunded - US Treasuries) Series 2015-A 5.00%, 07/01/2030	2,730	2,770,210
Virginia Small Business Financing Authority (Capital Beltway Express LLC) Series 2022 5.00%, 12/31/2047	1,000	1,047,223
Virginia Small Business Financing Authority (National Senior Campuses, Inc. Obligated Group) Series 2020 5.00%, 01/01/2028	2,100	2,180,111
Virginia Small Business Financing Authority (Pure Salmon Virginia LLC) Series 2023 5.00%, 11/01/2052	6,000	6,002,178

		18,516,214

Washington – 1.8%
Central Puget Sound Regional Transit Authority (Central Puget Sound Regional Transit Auth Sales Motor Vehicle & Rental Car Tax) Series 2016-S 5.00%, 11/01/2046	2,000	2,369,303
Grays Harbor County Public Hospital District No. 1 Series 2023 6.875%, 12/01/2053	300	329,966
Grays Harbor County Public Hospital District No. 2 Series 2018 5.00%, 12/15/2048	5,650	5,612,628
King County School District No. 411 Issaquah Series 2015 5.00%, 12/01/2025	2,000	2,033,209
Port of Seattle WA Series 2019 4.00%, 04/01/2044	2,175	2,046,796
Series 2021 4.00%, 08/01/2041	2,000	1,942,440
Port of Tacoma WA Series 2016-B 5.00%, 12/01/2037	2,000	2,059,401
5.00%, 12/01/2038	2,500	2,567,183
Spokane County School District No. 81 Spokane Series 2012 3.00%, 12/01/2031	2,000	1,897,542

	Principal Amount (000)	U.S. $ Value

Washington Health Care Facilities Authority (Fred Hutchinson Cancer Center Obligated Group) Series 2020 4.00%, 09/01/2045	$455	$425,446
5.00%, 09/01/2039	450	481,279
5.00%, 09/01/2040	700	744,843
5.00%, 09/01/2045	430	452,936
5.00%, 09/01/2050	500	522,528
Series 2021 3.00%, 12/01/2034(b)	425	397,408
4.00%, 12/01/2048(b)	1,740	1,596,777
5.00%, 12/01/2027(b)	440	465,029
5.00%, 12/01/2028(b)	305	327,368
5.00%, 12/01/2029(b)	170	184,995
5.00%, 12/01/2030(b)	265	291,308
5.00%, 12/01/2031(b)	265	290,569
5.00%, 12/01/2032(b)	225	246,312
5.00%, 12/01/2033(b)	245	267,724
Washington Higher Education Facilities Authority (Corp. of Gonzaga University (The)) Series 2023 4.00%, 04/01/2043	2,600	2,489,858
Washington State Housing Finance Commission Series 2021-1, Class A 3.50%, 12/20/2035	2,250	2,134,893
Series 2021-1, Class X 0.727%, 12/20/2035(i)	1,903	82,688
Series 2023-1, Class X 1.493%, 04/20/2037(i)	4,968	532,766
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group) Series 2019-A 5.00%, 01/01/2044(b)	1,000	929,846
5.00%, 01/01/2055(b)	365	321,257
Washington State Housing Finance Commission (Seattle Academy of Arts & Sciences) Series 2023 6.375%, 07/01/2063(b)	1,000	1,105,395

		35,149,693

West Virginia – 0.2%
Monongalia County Commission Excise Tax District Series 2023 7.00%, 06/01/2043(b)	150	160,944
8.00%, 06/01/2053(b) (g)	815	184,584
Tobacco Settlement Finance Authority/WV Series 2020 4.875%, 06/01/2049	1,690	1,646,815
West Virginia Economic Development Authority (Wyoming County Coal LLC) Series 2023 9.00%, 06/01/2038(b)	2,250	2,334,717

		4,327,060

	Principal Amount (000)	U.S. $ Value

Wisconsin – 3.5%
St. Croix Chippewa Indians of Wisconsin Series 2021 5.00%, 09/30/2041(b)	$1,000	$758,344
State of Wisconsin Series 2025-1 5.00%, 05/01/2033(f)	1,000	1,132,754
Series 2025-2 5.00%, 05/01/2026(f)	2,500	2,566,734
Wisconsin Center District (Wisconsin Center District Ded Tax) Series 2022 5.25%, 12/15/2061(b)	1,000	1,017,884
Wisconsin Health & Educational Facilities Authority (Advocate Aurora Health Obligated Group) Series 2023 5.00%, 08/15/2054	1,250	1,290,909
Wisconsin Health & Educational Facilities Authority (Gundersen Lutheran Obligated Group) Series 2021 4.00%, 10/15/2035	1,375	1,400,239
4.00%, 10/15/2036	2,600	2,627,532
Wisconsin Health & Educational Facilities Authority (St. Camillus Health System Obligated Group) Series 2019 5.00%, 11/01/2046	250	226,714
5.00%, 11/01/2054	215	186,296
Wisconsin Health & Educational Facilities Authority (Thedacare, Inc. Obligated Group) Series 2019 4.00%, 12/15/2035	305	308,131
4.00%, 12/15/2036	335	337,344
4.00%, 12/15/2037	320	320,624
4.00%, 12/15/2038	335	333,082
Wisconsin Housing & Economic Development Authority (Roers Sun Prairie Apartments Owner LLC) Series 2022 4.625%, 03/15/2040(b)	255	231,007
Series 2022-A 3.875%, 12/01/2039(b)	1,170	1,054,932
Wisconsin Public Finance Authority (Beyond Boone LLC) AGM Series 2019 5.00%, 07/01/2054	775	787,527
5.00%, 07/01/2058	750	762,123
Wisconsin Public Finance Authority (Blue Ridge Healthcare Obligated Group) Series 2020 5.00%, 01/01/2035	500	527,922
5.00%, 01/01/2036	500	526,169
5.00%, 01/01/2037	500	524,208
Wisconsin Public Finance Authority (Catholic Bishop of Chicago (The)) Series 2021 5.75%, 07/25/2041(e)	6,750	6,300,019

	Principal Amount (000)	U.S. $ Value

Wisconsin Public Finance Authority (Celanese US Holdings LLC) Series 2016-B 5.00%, 12/01/2025	$1,795	$1,817,473
Wisconsin Public Finance Authority (CFC-SA LLC) Series 2022 5.00%, 02/01/2052	1,150	1,180,097
5.75%, 02/01/2052(b)	1,500	1,560,511
6.00%, 02/01/2062(b)	1,700	1,798,935
Wisconsin Public Finance Authority (CHF - Wilmington LLC) AGM Series 2018 5.00%, 07/01/2053	3,315	3,386,272
Wisconsin Public Finance Authority (FAH Tree House LLC) Series 2023 6.50%, 08/01/2053(b)	2,825	2,843,391
Wisconsin Public Finance Authority (Lackland Project) Series 2024 Zero Coupon, 02/01/2031	849	546,165
Wisconsin Public Finance Authority (Moses H Cone Memorial Hospital Obligated Group) Series 2022-A 5.00%, 10/01/2052	15,000	15,829,549
Wisconsin Public Finance Authority (North San Gabriel Municipal Utility District No. 1) Series 2023 Zero Coupon, 09/01/2029(b)	1,000	706,939
Wisconsin Public Finance Authority (Pine Lake Preparatory, Inc.) Series 2015 5.50%, 03/01/2045(b)	3,465	3,477,814
Wisconsin Public Finance Authority (QCF Behavioral Hospitals I Obligated Group) Series 2024 7.50%, 07/01/2059(b)	1,000	1,089,800
Wisconsin Public Finance Authority (Queens University of Charlotte) Series 2022 5.25%, 03/01/2042	2,000	2,078,384
Wisconsin Public Finance Authority (Samaritan Housing Foundation Obligated Group) Series 2021 4.00%, 06/01/2056(b)	5,000	3,918,253
Series 2022 4.00%, 06/01/2049(b)	990	810,351
Wisconsin Public Finance Authority (Southeast Overtown Park West Community Redevelopment Agency) Series 2024 5.00%, 06/01/2041(b)	1,000	1,018,916

	Principal Amount (000)	U.S. $ Value

Wisconsin Public Finance Authority (Southeastern Regional Medical Center Obligated Group) Series 2022 5.00%, 02/01/2033	$2,000	$1,914,181

		67,197,525

Total Long-Term Municipal Bonds (cost $1,923,516,033)		1,901,722,380

Short-Term Municipal Notes – 0.6%
California – 0.1%
Nuveen California AMT-Free Quality Municipal Income Fund Series 2017 3.37%, 10/01/2047(b) (l)	2,000	2,000,000

Other – 0.5%
Nuveen AMT-Free Municipal Credit Income Fund Series 2019 3.37%, 03/01/2029(l)	5,000	5,000,000
Nuveen AMT-Free Quality Municipal Income Fund Series 2021 3.37%, 03/01/2029(l)	5,000	5,000,000

		10,000,000

Total Short-Term Municipal Notes (cost $12,000,000)		12,000,000

Total Municipal Obligations (cost $1,935,516,033)		1,913,722,380

ASSET-BACKED SECURITIES – 0.2%
Other ABS - Fixed Rate – 0.2%
HTA TRRB Custodial Trust Series 2022 5.25%, 07/01/2034	1,573	1,533,296
5.25%, 07/01/2036	1,655	1,661,842
5.25%, 07/01/2041	1,125	1,096,122

Total Asset-Backed Securities (cost $4,336,022)		4,291,260

COMMERCIAL MORTGAGE-BACKED SECURITIES – 0.1%
Agency CMBS – 0.1%
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates Series 2024-ML22, Class AUS 4.683%, 10/25/2040	998	1,074,628

Non-Agency Fixed Rate CMBS – 0.0%
City of Fort Wayne IN 10.75%, 12/01/2029(c) (d)	105	11
New Hampshire Business Finance Authority Series 2024-1, Class X 0.55%, 07/01/2051(i)	2,727	108,013
Series 2024-2, Class X 0.59%, 08/20/2039(i)	1,997	85,024

		193,048

Total Commercial Mortgage-Backed Securities (cost $1,326,694)		1,267,676

	Shares	U.S. $ Value

PREFERRED STOCKS – 0.0%
Utility – 0.0%
Electric – 0.0%
AES Puerto Rico LP 0.00%(c) (j) (k) (cost $969,221)	53,964	$157,035

SHORT-TERM INVESTMENTS – 0.5%
Investment Companies – 0.5%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.16%(m) (n) (o) (cost $9,871,431)	9,871,431	9,871,431

Total Investments – 99.8% (cost $1,952,019,401)(p)		1,929,309,782
Other assets less liabilities – 0.2%		3,136,692

Net Assets – 100.0%		$1,932,446,474

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at August 31, 2024	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Buy Contracts
CDX-NAHY Series 42, 5 Year Index, 06/20/2029*	(5.00)%	Quarterly	3.21%	USD	25,000	$(2,042,528)	$(1,541,641)	$(500,887)

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	30,000	01/15/2027	1 Day SOFR	2.540%	Annual	$(1,285,444)	$—	$(1,285,444)
USD	20,000	01/15/2027	1 Day SOFR	2.143%	Annual	(1,087,049)	—	(1,087,049)
USD	42,100	07/31/2029	1 Day SOFR	4.109%	Annual	1,252,015	—	1,252,015
USD	15,600	11/01/2030	1 Day SOFR	4.105%	Annual	438,220	—	438,220
USD	24,670	07/31/2031	1 Day SOFR	3.877%	Annual	663,624	—	663,624
USD	21,500	09/15/2031	1 Day SOFR	3.464%	Annual	42,439	—	42,439
USD	22,800	08/15/2034	3.304%	1 Day SOFR	Annual	306,105	—	306,105
USD	13,700	08/15/2034	3.545%	1 Day SOFR	Annual	(93,121)	—	(93,121)

						$236,789	$—	$236,789

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Bank of America, NA	USD	10,000	05/21/2025	MMD 5 Year^	3.200%	Maturity	$247,263	$—	$247,263
Citibank, NA	USD	8,000	09/26/2024	MMD 5 Year^	3.490%	Maturity	413,112	—	413,112
Citibank, NA	USD	22,105	10/09/2029	1.125%	SIFMA*	Quarterly	1,612,158	—	1,612,158
JPMorgan Chase Bank, NA	USD	7,000	03/27/2025	MMD 5 Year^	2.920%	Maturity	92,170	—	92,170
JPMorgan Chase Bank, NA	USD	10,000	06/04/2025	MMD 5 Year^	3.340%	Maturity	309,690	—	309,690
JPMorgan Chase Bank, NA	USD	5,000	06/27/2025	MMD 5 Year^	3.200%	Maturity	116,725	—	116,725
Morgan Stanley Capital Services LLC	USD	15,000	04/16/2025	MMD 5 Year^	3.040%	Maturity	273,979	—	273,979
Morgan Stanley Capital Services LLC	USD	7,000	04/21/2025	MMD 10 Year^	3.220%	Maturity	184,824	—	184,824
Morgan Stanley Capital Services LLC	USD	10,000	05/09/2025	MMD 5 Year^	3.050%	Maturity	179,039	—	179,039
Morgan Stanley Capital Services LLC	USD	10,000	05/27/2025	MMD 5 Year^	3.310%	Maturity	297,209	—	297,209
Morgan Stanley Capital Services LLC	USD	5,000	08/29/2025	MMD 10 Year^	3.040%	Maturity	(2,482)	—	(2,482)

							$3,723,687	$—	$3,723,687

^	Variable interest rate based on the Municipal Market Data AAA General Obligation Scale.
*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at August 31, 2024.
(b)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At August 31, 2024, the aggregate market value of these securities amounted to $197,069,084 or 10.2% of net assets.

(c)	Non-income producing security.
(d)	Defaulted.

(e)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 1.55% of net assets as of August 31, 2024, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
ARC70 II TRUST Series 2023 4.84%, 04/01/2065	07/18/2023	$4,766,241	$4,554,046	0.24%
Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2020 7.75%, 07/01/2050	06/9/2022 - 07/20/2022	4,116,975	149,000	0.01%
Douglas County Housing Partnership (Bridgewater Castle Rock ALF LLC) Series 2021 5.375%, 01/01/2041	01/14/2021	2,465,054	1,875,000	0.10%
Indiana Finance Authority (Brightmark Plastics Renewal Indiana LLC) Series 2019 7.00%, 03/01/2039	03/29/2019	3,580,398	2,033,588	0.11%
Indiana Finance Authority (Parkview Health System Obligated Group) Series 2024-B 4.455%, 11/01/2046	06/24/2024	2,000,000	2,002,464	0.10%
Mississippi Business Finance Corp. (Alden Group Renewable Energy Mississippi LLC) Series 2022 8.00%, 12/01/2029	12/13/2022	1,234,951	1,278,095	0.07%
New Hope Cultural Education Facilities Finance Corp. (Dwyer Workforce Development) Series 2023 8.50%, 09/01/2027	02/03/2023	1,750,000	1,756,859	0.09%
South Carolina Jobs-Economic Development Authority (Last Step Recycling LLC) Series 2021 6.50%, 06/01/2051	02/25/2022 - 10/20/2022	1,293,300	217,500	0.01%
University of Toledo Series 2023-B 4.631%, 06/01/2036	06/30/2023	9,775,000	9,549,017	0.49%
Wisconsin Public Finance Authority (Catholic Bishop of Chicago (The)) (none) Series 2021 5.75%, 07/25/2041	08/03/2021	$6,750,000	$6,300,019	0.33%

(f)	When-Issued or delayed delivery security.
(g)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at August 31, 2024.
(h)	Inverse floater security.
(i)	IO - Interest Only.
(j)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(k)	Fair valued by the Adviser.
(l)

Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(m)	Affiliated investments.
(n)	The rate shown represents the 7-day yield as of period end.
(o)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(p)

As of August 31, 2024, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $43,049,786 and gross unrealized depreciation of investments was $(62,299,816), resulting in net unrealized depreciation of $(19,250,030).

As of August 31, 2024, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 5.5% and 0.0%, respectively.

Glossary:

ABS – Asset-Backed Securities

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal

BAM – Build American Mutual

CDX-NAHY – North American High Yield Credit Default Swap Index

CFD – Community Facilities District

CHF – Collegiate Housing Foundation

CMBS – Commercial Mortgage-Backed Securities

CME – Chicago Mercantile Exchange

COP – Certificate of Participation

MUNIPSA – SIFMA Municipal Swap Index

MMD – Municipal Market Data

NATL – National Interstate Corporation

SOFR – Secured Overnight Financing Rate

UPMC – University of Pittsburgh Medical Center

XLCA – XL Capital Assurance Inc.

AB Municipal Income Fund, Inc.

AB National Portfolio

August 31, 2024 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of August 31, 2024:

Investments in Securities:	Level 1	Level 2	Level 3		Total
Assets:
Long-Term Municipal Bonds	$—	$1,901,169,459	$552,921	(a)	$1,901,722,380
Short-Term Municipal Notes	—	12,000,000	—		12,000,000
Asset-Backed Securities	—	4,291,260	—		4,291,260
Commercial Mortgage-Backed Securities	—	1,267,676	—		1,267,676
Preferred Stocks	—	—	157,035		157,035
Short-Term Investments	9,871,431	—	—		9,871,431

Total Investments in Securities	9,871,431	1,918,728,395	709,956	(a)	1,929,309,782
Other Financial Instruments(b):
Assets:
Centrally Cleared Interest Rate Swaps	—	2,702,403	—		2,702,403
Interest Rate Swaps	—	3,726,169	—		3,726,169
Liabilities:
Centrally Cleared Credit Default Swaps	—	(2,042,528)	—		(2,042,528)
Centrally Cleared Interest Rate Swaps	—	(2,465,614)	—		(2,465,614)
Interest Rate Swaps	—	(2,482)	—		(2,482)

Total	$9,871,431	$1,920,646,343	$709,956	(a)	$1,931,227,730

(a)	The Portfolio held securities with zero market value at period end.
(b)

Other financial instruments include reverse repurchase agreements and derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended August 31, 2024 is as follows:

Portfolio	Market Value 05/31/2024 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 08/31/2024 (000)	Dividend Income (000)
Government Money Market Portfolio	$10,267	$120,946	$121,342	$9,871	$111